Employee Benefit Plans - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Postemployment Benefits [Abstract]
Defined contribution plan employers matching contribution	$ 0.2	$ 0.3